RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2023
RELATED PARTY TRANSACTIONS

20. RELATED PARTY TRANSACTIONS

Trade receivables/payables and accrued receivables/payables:

As at June 30, 2023, the Company had $nil (2022 - $155,108) receivable from related parties outstanding that were included in accounts receivable and $95,345 (2022 - $nil) payable from related parties that was included in accounts payable. The balances outstanding are unsecured, non-interest bearing and due on demand.

Key management compensation

Key management personnel include those persons having authority and responsibility for planning, directing and controlling the activities of the Company as a whole. Compensation awarded to key management for the three and six months ended June 30, 2023 and 2022 included:

	For the three months ended June 30,		For the six months ended June 30,
	2023	2022	2023	2022
Director fees	$151,577	$107,778	$303,240	$215,224
Salaries	431,407	271,499	533,522	399,014
Share-based payments	267,638	314,577	530,880	636,660
	$850,622	$693,854	$1,367,642	$1,250,898

Other related party transactions

	For the three months ended June 30,		For the six months ended June 30,
	2023	2022	2023	2022
Management fees paid to a company controlled by CEO and director	$280,000	$236,486	$380,000	$226,691
Management fees paid to a company that the CEO holds an economic interest in	123,153	87,341	226,782	170,333
Management fees paid to a company controlled by the former President and director	86,754	226,219	145,152	288,719
	$489,907	$550,046	$751,934	$685,743